As filed with the Securities and Exchange Commission on November 21, 2007

File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	75	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	77

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X]                      immediately upon filing pursuant to paragraph (b).
[   ]                      on (date) pursuant to paragraph (b).
[   ]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[   ]                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose for this filing is to submit exhibits on Part C.  This Post-Effective Amendment incorporates by reference Parts A and B of Post-Effective Amendment No. 56, filed on June 29, 2007, as supplemented on October 10, 2007.

TRUST FOR PROFESSIONAL MANAGERS
PART C
PMC FUNDS

OTHER INFORMATION

Item 23.  Exhibits.

(a)	Declaration of Trust

(1)
Amended and Restated Certificate of Trust — Previously filed with Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A with the SEC on November 24, 2004, and is incorporated by reference.

(2)	Declaration of Trust — Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on August 1, 2001, and is incorporated by reference.

(b)
Amended and Restated Bylaws — Previously filed with Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A with the SEC on November 24, 2004, and is incorporated by reference.

(c)	Instruments Defining Rights of Security Holders— Incorporated by reference to the Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreements

(1)
Investment Advisory Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(2)
Investment Sub-Advisory Agreement between Adviser and The Boston Company Asset Management, LLC – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(3)
Investment Sub-Advisory Agreement between Adviser and Breckinridge Capital Advisors, Inc. – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(4)
Investment Sub-Advisory Agreement between Adviser and Delaware Management Company – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(5)
Investment Sub-Advisory Agreement between Adviser and Deutsche Investment Management Americas, Inc. – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(6)
Investment Sub-Advisory Agreement between Adviser and Lehman Brothers Asset Management, LLC – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(7)
Investment Sub-Advisory Agreement between Adviser and Loomis, Sayles & Company, LP – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(8)
Investment Sub-Advisory Agreement between Adviser and LSV Asset Management – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(9)
Investment Sub-Advisory Agreement between Adviser and Mellon Equity Associates, LLP – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(10)
Investment Sub-Advisory Agreement between Adviser and Pictet Asset Management, Ltd. – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(11)
Investment Sub-Advisory Agreement between Adviser and Quantitative Management Associates LLC – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(12)
Investment Sub-Advisory Agreement between Adviser and Schroder Investment Management North America Inc. – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(13)	Form of Investment Sub-Advisory Agreement between Adviser and SSgA Funds Management, Inc. – filed herewith.

(e)	Underwriting Agreement— Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custody Agreement— Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(h)	Other Material Contracts

(1)
Fund Administration Servicing Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(2)
Transfer Agent Servicing Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(3)
Fund Accounting Servicing Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(4)	Power of Attorney — Previously filed with Registrant’s Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A with the SEC on August 17, 2007, and is incorporated by reference.

(5)
Operating Expense Limitation Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(i)
Opinion and Consent of Counsel— Previously filed with Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A with the SEC on September 11, 2007, and is incorporated by reference.

(j)	Consent of Independent Auditors— Not applicable.

(k)	Omitted Financial Statements — Not applicable.

(l)
Agreement Relating to Initial Capital— Previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)	Rule 12b-1 Plan — Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(n)	Rule 18f-3 Plan — not applicable.

(o)	Reserved.

(p)	Codes of Ethics

(1)
Code of Ethics for Registrant — Previously filed with Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A with the SEC on May 2, 2005, and is incorporated by reference.

(2)
Codes of Ethics for Fund and the Adviser — Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(3)	Code of Ethics for The Boston Company Asset Management, LLC and Mellon Equity Associates, LLP – filed herewith.

(4)	Code of Ethics for Breckinridge Capital Advisors, Inc. – filed herewith.

(5)	Code of Ethics for Delaware Management Company – filed herewith.

(6)	Code of Ethics for Deutsche Investment Management Americas, Inc. – filed herewith.

(7)	Code of Ethics for Lehman Brothers Asset Management, LLC – filed herewith.

(8)	Code of Ethics for Loomis, Sayles & Company, LP – filed herewith.

(9)	Code of Ethics for Pictet Asset Management, Ltd. – filed herewith.

(10)	Code of Ethics for Quantitative Management Associates LLC – filed herewith.

(11)	Code of Ethics for Schroder Investment Management North America Inc. – filed herewith.

(12)	Code of Ethics for SSgA Funds Management, Inc. – filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Adviser.

Envestment Asset Management, Inc. (the “Adviser”) serves as the investment adviser for the PMC Funds (the “Funds”).  The principal business address of the Adviser is 35 East Wacker Drive, 16th Floor, Chicago, IL 60601.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”) and dated June 26, 2006.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a) In addition to the Registrant, Foreside Fund Services, LLC (“Foreside”) acts as principal underwriter for the following investment companies:

Century Capital Management Trust
Forum Funds
Monarch Funds
Ironwood Series Trust
Sound Shore Fund, Inc.
Henderson Global Funds
American Beacon Funds
American Beacon Mileage Funds
American Beacon Select Funds
Wintergreen Fund, Inc.
Central Park Group Multi-Event Fund

(b) The following table identifies the officers of Foreside and their positions, if any, with the Fund.  The principal business address of each of these individuals is Two Portland Square, First Floor, Portland, Maine 04101.

Name	Position with Underwriter	Positions and Offices with Registrant
Carl A. Bright	President and Treasurer	None
Richard J. Berthy	Vice President and Assist. Treasurer	None
Nanette K. Chern	Chief Compliance Officer, Secretary and Vice President	None
Mark A. Fairbanks	Deputy Chief Compliance Officer, Vice President and Assist. Secretary	None

(c)           The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Foreside Fund Services, LLC	None	None	None	None

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 16th Floor Chicago, IL 60601
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Foreside Fund Services, LLL Two Portland Square, 1st Floor Portland, ME 04101

Item 29.  Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 21st day of November, 2007.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ Joseph C. Neuberger
Joseph C. Neuberger
Chairperson, President and Treasurer/Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 21, 2007 by the following persons in the capacities indicated.

Signature	Title
/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairperson, President, Treasurer/Principal Accounting Officer and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
* By        /s/ Joseph C. Neuberger
Joseph C. Neuberger
Attorney-in-Fact pursuant to Power of
Attorney filed with the Registrants Post-
Effective Amendment No. 62 to its
Registration Statement on Form N-1A with
the SEC on August 17, 2007.

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Sub-Advisory Agreement between Adviser and SSgA Funds Management, Inc.	EX-99.d.13
Code of Ethics for The Boston Company Asset Management, LLC and Mellon Equity Associates, LLP	EX-99.p.3
Code of Ethics for Breckinridge Capital Advisors, Inc.	EX-99.p.4
Code of Ethics for Delaware Management Company	EX-99.p.5
Code of Ethics for Deutsche Investment Management Americas, Inc.	EX-99.p.6
Code of Ethics for Lehman Brothers Asset Management, LLC	EX-99.p.7
Code of Ethics for Loomis, Sayles & Company, LP	EX-99.p.8
Code of Ethics for Pictet Asset Management, Ltd.	EX-99.p.9
Code of Ethics for Quantitative Management Associates LLC	EX-99.p.10
Code of Ethics for Schroder Investment Management North America Inc.	EX-99.p.11
Code of Ethics for SSgA Funds Management, Inc.	EX-99.p.12